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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-09913
AIM Counselor Series Trust (Invesco Counselor Series Trust)

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices)      (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 1/31
Date of reporting period: 04/30/10

Item 1. Schedule of Investments.

Morgan Stanley Balanced Fund*
Portfolio of Investments ▪ April 30, 2010 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (69.5%)
	Aerospace & Defense (0.4%)
8,600	General Dynamics Corp.	$656,696

	Air Freight & Logistics (0.6%)
10,600	FedEx Corp.	954,106

	Automobiles (0.9%)
53,900	Ford Motor Co. (a)	701,778
24,263	Harley-Davidson, Inc.	820,817

		1,522,595

	Beverages (0.5%)
16,820	Coca-Cola Co. (The)	899,029

	Biotechnology (0.5%)
15,300	Genzyme Corp. (a)	814,572

	Capital Markets (2.0%)
91,060	Charles Schwab Corp. (The)	1,756,547
39,800	Janus Capital Group, Inc.	560,384
26,100	State Street Corp.	1,135,350

		3,452,281

	Casino Gaming (0.0%)
4,685	Fitzgeralds Gaming Corp. (a)(b)	0

	Chemicals (1.2%)
46,900	Dow Chemical Co. (The)	1,445,927
10,000	PPG Industries, Inc.	703,700

		2,149,627

	Commercial Banks (4.5%)
210,000	Barclays Bank PLC (United Kingdom)	236,184
35,800	BB&T Corp.	1,189,992
30,000	Credit Suisse (Switzerland)	32,115
45,000	Credit Suisse AG (Switzerland)	45,899
64,400	Fifth Third Bancorp	960,204
225,000	HBOS PLC (144A) (United Kingdom) (c)	215,769
40,978	PNC Financial Services Group, Inc.	2,754,131
180,000	Royal Bank of Scotland PLC (The) (United Kingdom) (a)	184,760
25,400	US Bancorp	679,958
46,500	Wells Fargo & Co.	1,539,615

		7,838,627

	Commercial Services & Supplies (0.8%)
19,700	Avery Dennison Corp.	768,891
24,500	Cintas Corp.	667,625

		1,436,516

	Communications Equipment (1.1%)
70,580	Cisco Systems, Inc. (a)	1,900,014

	Computers & Peripherals (2.0%)
68,228	Dell, Inc. (a)	1,103,929
45,622	Hewlett-Packard Co.	2,370,975

		3,474,904

	Diversified Financial Services (5.8%)
172,000	Bank of America Corp.	3,066,760
256,900	Citigroup, Inc. (a)(d)	1,122,653
138,188	JPMorgan Chase & Co.	5,884,045

		10,073,458

	Diversified Telecommunication Services (0.6%)
37,395	Verizon Communications, Inc.	1,080,342

	Electric Utilities (2.8%)
71,256	American Electric Power Co., Inc.	2,444,081
15,300	Edison International	525,861
11,858	Entergy Corp.	963,937

Morgan Stanley Balanced Fund*
Portfolio of Investments ▪ April 30, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

25,490	FirstEnergy Corp.	$965,306

		4,899,185

	Energy Equipment & Services (1.0%)
23,420	Schlumberger Ltd. (Netherlands Antilles)	1,672,656

	Food & Staples Retailing (2.8%)
43,400	Sysco Corp.	1,368,836
44,000	Wal-Mart Stores, Inc.	2,360,600
31,600	Walgreen Co.	1,110,740

		4,840,176

	Food Products (1.9%)
84,700	Kraft Foods, Inc. (Class A)	2,507,120
28,310	Unilever N.V. (NY Registered Shares) (Netherlands)	856,661

		3,363,781

	Health Care Equipment & Supplies (1.0%)
34,607	Covidien PLC (Ireland)	1,660,790

	Health Care Providers & Services (1.3%)
22,300	Cardinal Health, Inc.	773,587
50,900	UnitedHealth Group, Inc.	1,542,779

		2,316,366

	Household Durables (0.8%)
40,980	Sony Corp. (ADR) (Japan)	1,402,336

	Industrial Conglomerates (4.1%)
220,100	General Electric Co.	4,151,086
12,750	Siemens AG (ADR) (Germany)	1,244,910
45,727	Tyco International Ltd. (Switzerland)	1,773,750

		7,169,746

	Information Technology Services (0.8%)
23,700	Amdocs Ltd. (Guernsey) (a)	756,978
33,300	Western Union Co. (The)	607,725

		1,364,703

	Insurance (3.6%)
25,801	Chubb Corp.	1,364,099
153,610	Marsh & McLennan Cos., Inc.	3,720,434
1,000	Primerica Inc. (a)	23,720
22,500	Principal Financial Group, Inc.	657,450
10,443	Travelers Cos., Inc. (The)	529,878

		6,295,581

	Internet Software & Services (2.2%)
116,640	eBay, Inc. (a)	2,777,199
60,300	Yahoo!, Inc. (a)	996,759

		3,773,958

	Machinery (1.4%)
28,700	Dover Corp.	1,498,714
25,116	Ingersoll-Rand PLC (Ireland)	928,790

		2,427,504

	Media (5.3%)
101,469	Comcast Corp. (Class A)	2,002,998
25,915	Time Warner Cable, Inc.	1,457,719
69,825	Time Warner, Inc.	2,309,811
98,986	Viacom, Inc. (Class B) (a)	3,497,175

		9,267,703

	Metals & Mining (0.5%)
11,000	Freeport-McMoRan Copper & Gold, Inc.	830,830

	Oil, Gas & Consumable Fuels (8.3%)
42,100	Anadarko Petroleum Corp.	2,616,936
21,400	BP PLC (ADR) (United Kingdom)	1,116,010
18,866	ConocoPhillips	1,116,678
17,270	Devon Energy Corp.	1,162,789

Morgan Stanley Balanced Fund*
Portfolio of Investments ▪ April 30, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

23,240	Exxon Mobil Corp.	$1,576,834
18,300	Hess Corp.	1,162,965
4,800	Noble Energy, Inc.	366,720
33,460	Occidental Petroleum Corp.	2,966,564
38,100	Royal Dutch Shell PLC (ADR) (United Kingdom)	2,390,775

		14,476,271

	Personal Products (0.4%)
9,470	Estee Lauder Cos., Inc. (The) (Class A)	624,262

	Pharmaceuticals (5.3%)
17,540	Abbott Laboratories	897,347
23,850	Bayer AG (ADR) (Germany)	1,483,470
82,010	Bristol-Myers Squibb Co.	2,074,033
50,532	Merck & Co., Inc.	1,770,641
104,000	Pfizer, Inc.	1,738,880
32,540	Roche Holding AG (ADR) (Switzerland)	1,281,913

		9,246,284

	Professional Services (0.8%)
13,801	Manpower, Inc.	774,236
21,300	Robert Half International, Inc.	583,194

		1,357,430

	Semiconductors & Semiconductor Equipment (1.2%)
64,626	Intel Corp.	1,475,412
15,888	Lam Research Corp. (a)	644,258

		2,119,670

	Specialty Retail (2.1%)
47,800	Gap, Inc. (The)	1,182,094
69,500	Home Depot, Inc.	2,449,875

		3,631,969

	Wireless Telecommunication Services (1.0%)
75,300	Vodafone Group PLC (ADR) (United Kingdom)	1,671,660

	Total Common Stocks (Cost $116,560,762)	120,665,628

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE

	Corporate Bonds (10.1%)
	Advertising Services (0.1%)
$100	WPP Finance (United Kingdom)	8.00%	09/15/14	115,569

	Aerospace/Defense (0.1%)
139	Systems 2001 Asset Trust (144A) (Cayman Islands) (c)	6.664	09/15/13	146,178

	Agricultural Chemicals (0.0%)
50	Potash Corp. of Saskatchewan, Inc. (Canada)	5.875	12/01/36	51,160

	Agricultural Operations (0.0%)
45	Bunge Ltd. Finance Corp.	8.50	06/15/19	53,540

	Auto — Cars/Light Trucks (0.1%)
85	Daimler Finance North America LLC	7.30	01/15/12	92,399
20	Daimler Finance North America LLC	8.50	01/18/31	25,389

				117,788

	Beverages (0.1%)
110	Anheuser-Busch InBev Worldwide, Inc. (144A) (c)	7.20	01/15/14	126,727

	Biotechnology (0.1%)
95	Biogen Idec, Inc.	6.875	03/01/18	106,008

	Brewery (0.1%)
150	FBG Finance Ltd. (144A) (Australia) (c)	5.125	06/15/15	160,833

	Building Product — Cement/Aggregation (0.0%)
45	Holcim US Finance Sarl & Cie SCS (144A) (Luxembourg) (c)	6.00	12/30/19	48,531

Morgan Stanley Balanced Fund*
Portfolio of Investments ▪ April 30, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

	Building Societies (0.1%)
$205	Nationwide Building Society (144A) (United Kingdom) (c)	6.25%		02/25/20	$214,362

	Cable/Satellite TV (0.1%)
35	COX Communications, Inc. (144A) (c)	8.375		03/01/39	45,593
125	DirecTV Holdings LLC / DirecTV Financing Co., Inc.	5.875		10/01/19	132,966

					178,559

	Capital Markets (0.4%)
380	Goldman Sachs Group, Inc. (The)	6.15		04/01/18	394,257
110	Goldman Sachs Group, Inc. (The)	6.75		10/01/37	106,984
90	Goldman Sachs Group, Inc. (The)	7.50		02/15/19	100,091
100	UBS AG (MTN) (Switzerland)	5.875		12/20/17	105,937

					707,269

	Chemicals (0.1%)
110	Mosaic Co. (The) (144A) (c)	7.625		12/01/16	120,821

	Commercial Banks (1.0%)
140	Commonwealth Bank of Australia (144A) (Australia) (c)	5.00		10/15/19	143,320
140	National Australia Bank Ltd. (144A) (Australia) (c)	3.75		03/02/15	143,123
100	Nordea Bank AB (144A) (Sweden) (c)	4.875		01/27/20	99,755
120	PNC Funding Corp.	5.125		02/08/20	122,413
80	PNC Funding Corp.	6.70		06/10/19	90,802
205	Rabobank Nederland N.V. (144A) (Netherlands) (c)	4.75		01/15/20	207,755
200	Standard Chartered PLC (144A) (United Kingdom) (c)	3.85		04/27/15	201,206
100	Svenska Handelsbanken AB (144A) (Sweden) (c)	5.125		03/30/20	101,618
250	US Bank NA	3.778	(e)	04/29/20	252,171
335	Wells Fargo & Co.	5.625		12/11/17	361,318

					1,723,481

	Commercial Services & Supplies (0.1%)
80	Republic Services, Inc. (144A) (c)	5.50		09/15/19	84,141
100	Waste Management, Inc.	6.125		11/30/39	104,491

					188,632

	Communications Equipment (0.0%)
25	Cisco Systems, Inc.	5.90		02/15/39	26,304

	Computers & Peripherals (0.1%)
100	International Business Machines Corp.	7.625		10/15/18	125,472

	Consumer Finance (0.1%)
85	American Express Co.	8.125		05/20/19	104,281

	Containers — Paper/Plastic (0.0%)
40	Sealed Air Corp. (144A) (c)	7.875		06/15/17	43,731

	Diversified Financial Services (1.0%)
175	Bank of America Corp. (Series L)	5.65		05/01/18	177,408
250	Bank of America Corp.	5.75		12/01/17	255,796
135	Citigroup, Inc. (d)	5.875		05/29/37	128,172
155	Citigroup, Inc. (d)	6.125		11/21/17	161,296
130	Citigroup, Inc. (d)	6.125		05/15/18	135,019
125	Citigroup, Inc. (d)	8.50		05/22/19	147,807
45	General Electric Capital Corp.	5.50		01/08/20	46,977
55	General Electric Capital Corp. (MTN)	5.875		01/14/38	54,548
390	General Electric Capital Corp. (Series G)	6.00		08/07/19	422,312
85	JPMorgan Chase & Co.	4.95		03/25/20	85,299
60	JPMorgan Chase & Co.	6.00		01/15/18	64,794

					1,679,428

	Diversified Manufactured Operation (0.1%)
115	Cooper US, Inc.	5.25		11/15/12	124,931

Morgan Stanley Balanced Fund*
Portfolio of Investments ▪ April 30, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

	Diversified Minerals (0.2%)
$100	Anglo American Capital PLC (144A) (United Kingdom) (c)	9.375%		04/08/19	$130,457
125	Rio Tinto Finance USA Ltd. (Australia)	9.00		05/01/19	161,310
85	Vale Overseas Ltd. (Cayman Islands)	5.625		09/15/19	89,605
20	Vale Overseas Ltd. (Cayman Islands)	6.875		11/10/39	21,084

					402,456

	Diversified Telecommunication Services (0.3%)
30	AT&T Corp.	8.00	(e)	11/15/31	37,181
65	AT&T, Inc.	6.15		09/15/34	66,033
150	AT&T, Inc.	6.30		01/15/38	156,357
40	AT&T, Inc.	6.55		02/15/39	43,028
160	Verizon Communications, Inc.	6.35		04/01/19	180,064
65	Verizon Communications, Inc.	8.95		03/01/39	89,940

					572,603

	Electric — Integrated (0.5%)
150	Enel Finance International SA (144A) (Luxembourg) (c)	5.125		10/07/19	147,673
75	Iberdrola Finance Ireland Ltd. (144A) (Ireland) (c)	3.80		09/11/14	76,153
50	NiSource Finance Corp.	6.125		03/01/22	53,200
120	NiSource Finance Corp.	6.80		01/15/19	134,319
100	Ohio Power Co. (Series M)	5.375		10/01/21	104,947
95	PPL Energy Supply LLC	6.30		07/15/13	105,352
25	PPL Energy Supply LLC	6.50		05/01/18	27,469
155	Progress Energy, Inc.	7.05		03/15/19	178,878

					827,991

	Electric Utilities (0.1%)
210	FirstEnergy Solutions Corp.	6.05		08/15/21	213,133

	Electronic Component (0.1%)
115	Koninklijke Philips Electronics N.V. (Netherlands)	5.75		03/11/18	126,357

	Electronic Connectors (0.0%)
55	Amphenol Corp.	4.75		11/15/14	57,235

	Electronic Equipment, Instruments & Components (0.1%)
65	Agilent Technologies, Inc.	5.50		09/14/15	70,543
15	Corning, Inc.	6.625		05/15/19	17,122
25	Corning, Inc.	7.25		08/15/36	27,665

					115,330

	Finance — Auto Loans (0.0%)
45	Nissan Motor Acceptance Corp. (144A) (c)	4.50		01/30/15	45,483

	Finance — Consumer Loans (0.2%)
135	HSBC Finance Corp.	6.375		10/15/11	143,213
175	HSBC Finance Corp.	6.75		05/15/11	184,236

					327,449

	Finance — Credit Card (0.1%)
155	American Express Credit Corp. (Series C)	7.30		08/20/13	176,789

	Finance — Investment Banker/Broker (0.3%)
110	Bear Stearns Cos. LLC (The)	6.40		10/02/17	121,876
190	Bear Stearns Cos. LLC (The)	7.25		02/01/18	219,519
210	Merrill Lynch & Co., Inc. (MTN)	6.875		04/25/18	226,511

					567,906

	Finance — Other Services (0.1%)
100	NASDAQ OMX Group, Inc. (The)	5.55		01/15/20	101,595

	Food — Miscellaneous/Diversified (0.1%)
120	ConAgra Foods, Inc.	7.00		10/01/28	135,784
25	ConAgra Foods, Inc.	8.25		09/15/30	31,714

					167,498

	Food — Retail (0.1%)
40	Delhaize America, Inc.	9.00		04/15/31	53,293

Morgan Stanley Balanced Fund*
Portfolio of Investments ▪ April 30, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$70	Delhaize Group SA (Belgium)	5.875%	02/01/14	$77,358

				130,651

	Food Products (0.2%)
55	Kraft Foods, Inc.	5.375	02/10/20	57,155
95	Kraft Foods, Inc.	6.875	01/26/39	106,945
135	Kraft Foods, Inc.	7.00	08/11/37	154,291

				318,391

	Health Care Providers & Services (0.2%)
140	Medco Health Solutions, Inc.	7.125	03/15/18	162,880
125	UnitedHealth Group, Inc.	6.00	02/15/18	135,629

				298,509

	Industrial Conglomerates (0.1%)
180	General Electric Co.	5.25	12/06/17	191,748

	Insurance (0.2%)
40	MetLife, Inc.	7.717	02/15/19	47,450
70	Principal Financial Group, Inc.	8.875	05/15/19	86,489
120	Prudential Financial, Inc. (MTN)	4.75	09/17/15	124,700
80	Prudential Financial, Inc. (MTN)	6.625	12/01/37	88,491

				347,130

	Life/Health Insurance (0.0%)
75	Pacific LifeCorp (144A) (c)	6.00	02/10/20	76,238

	Media (0.4%)
40	Comcast Corp.	5.15	03/01/20	40,907
200	Comcast Corp.	5.70	05/15/18	215,237
35	Time Warner Cable, Inc.	6.75	06/15/39	37,957
80	Time Warner Cable, Inc.	8.75	02/14/19	100,401
60	Time Warner, Inc.	5.875	11/15/16	66,712
70	Time Warner, Inc.	7.70	05/01/32	82,380
100	Viacom, Inc.	6.875	04/30/36	109,704

				653,298

	Medical Labs & Testing Services (0.0%)
70	Quest Diagnostics, Inc.	4.75	01/30/20	69,907

	Metal — Copper (0.0%)
25	Southern Copper Corp.	5.375	04/16/20	25,323
40	Southern Copper Corp.	6.75	04/16/40	40,517

				65,840

	Metals & Mining (0.1%)
180	ArcelorMittal (Luxembourg)	9.85	06/01/19	234,785
30	Freeport-McMoRan Copper & Gold, Inc.	8.375	04/01/17	33,682

				268,467

	Mortgage Banks (0.1%)
105	Abbey National Treasury Services PLC (144A) (United Kingdom) (c)	3.875	11/10/14	105,038

	Multi-line Insurance (0.1%)
100	Aegon N.V. (Netherlands)	4.625	12/01/15	101,945
65	Allstate Corp. (The)	7.45	05/16/19	77,702

				179,647

	Multimedia (0.2%)
85	NBC Universal, Inc. (144A) (c)	5.15	04/30/20	86,159
135	News America, Inc.	7.85	03/01/39	165,680
65	Vivendi SA (144A) (France) (c)	6.625	04/04/18	72,117

				323,956

	Office Electronics (0.1%)
20	Xerox Corp.	5.625	12/15/19	21,043
60	Xerox Corp.	6.35	05/15/18	65,984

				87,027

	Oil — Field Services (0.1%)
175	Weatherford International Ltd. (Switzerland)	9.625	03/01/19	226,685

Morgan Stanley Balanced Fund*
Portfolio of Investments ▪ April 30, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Oil Company — Exploration & Production (0.1%)
$100	Questar Market Resources, Inc.	6.80%	04/01/18	$105,649

	Oil Company — Integrated (0.1%)
95	Petrobras International Finance Co. (Cayman Islands)	5.75	01/20/20	96,963

	Oil, Gas & Consumable Fuels (0.0%)
75	Hess Corp.	6.00	01/15/40	76,511

	Pipelines (0.5%)
95	CenterPoint Energy Resources Corp.	6.25	02/01/37	96,177
55	CenterPoint Energy Resources Corp. (Series B)	7.875	04/01/13	63,127
100	Energy Transfer Partners LP	8.50	04/15/14	117,507
55	Enterprise Products Operating LLC	5.25	01/31/20	56,752
110	Enterprise Products Operating LLC (Series N)	6.50	01/31/19	123,749
200	Kinder Morgan Energy Partners LP	5.95	02/15/18	219,090
90	Plains All American Pipeline LP / PAA Finance Corp.	6.70	05/15/36	96,322
75	Plains All American Pipeline LP / PAA Finance Corp.	8.75	05/01/19	93,404

				866,128

	Property Trust (0.1%)
125	WEA Finance LLC / WT Finance Aust Pty Ltd. (144A) (c)	6.75	09/02/19	140,282

	Real Estate Investment Trusts (REITs) (0.1%)
100	Boston Properties LP	5.875	10/15/19	106,239

	Real Estate Operation/Development (0.0%)
80	Brookfield Asset Management, Inc. (Canada)	7.125	06/15/12	86,354

	Reinsurance (0.1%)
70	Platinum Underwriters Finance, Inc. (Series B)	7.50	06/01/17	76,285
75	Reinsurance Group of America, Inc.	6.45	11/15/19	79,473

				155,758

	REIT — Apartments (0.0%)
75	AvalonBay Communities, Inc. (MTN)	6.10	03/15/20	81,431

	REIT — Regional Malls (0.1%)
30	Simon Property Group LP	5.65	02/01/20	30,960
110	Simon Property Group LP	6.75	05/15/14	123,036

				153,996

	Retail — Drug Store (0.1%)
253	CVS Pass-Through Trust	6.036	12/10/28	254,685

	Retail — Regional Department Store (0.1%)
95	Kohl’s Corp.	6.875	12/15/37	109,330

	Retail — Restaurants (0.1%)
80	Yum! Brands, Inc.	5.30	09/15/19	83,627
45	Yum! Brands, Inc.	6.25	03/15/18	50,255

				133,882

	Semiconductor Equipment (0.0%)
65	KLA-Tencor Corp.	6.90	05/01/18	71,992

	Special Purpose Entity (0.4%)
340	AIG SunAmerica Global Financing VI (144A) (c)	6.30	05/10/11	349,222
100	Farmers Exchange Capital (144A) (c)	7.05	07/15/28	94,562
105	Harley-Davidson Funding Corp. (144A) (c)	6.80	06/15/18	107,243
130	Xlliac Global Funding (144A) (c)	4.80	08/10/10	130,992

				682,019

	Specialty Retail (0.1%)
105	Home Depot, Inc.	5.875	12/16/36	105,415

	Super-Regional Banks — U.S. (0.1%)
220	Capital One Financial Corp.	6.75	09/15/17	247,457

Morgan Stanley Balanced Fund*
Portfolio of Investments ▪ April 30, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

	Telephone — Integrated (0.3%)
$60	Deutsche Telekom International Finance BV (Netherlands)	8.75	(e)%	06/15/30	$77,823
95	Telecom Italia Capital SA (Luxembourg)	6.999		06/04/18	102,986
100	Telecom Italia Capital SA (Luxembourg)	7.175		06/18/19	109,208
150	Telefonica Europe BV (Netherlands)	8.25		09/15/30	186,199

					476,216

	Tobacco (0.1%)
80	Altria Group, Inc.	9.25		08/06/19	98,984
75	BAT International Finance PLC (144A) (United Kingdom) (c)	9.50		11/15/18	99,083

					198,067

	Transport — Rail (0.0%)
40	CSX Corp.	6.15		05/01/37	41,926

	Transport — Services (0.0%)
40	Ryder System, Inc. (MTN)	7.20		09/01/15	45,639

	Total Corporate Bonds (Cost $16,438,927)				17,443,901

	Foreign Government Obligations (0.4%)
310	Brazilian Government International Bond (Brazil)	6.00		01/17/17	341,000
100	Korea Development Bank (South Korea)	4.375		08/10/15	102,398
35	Peruvian Government International Bond (Peru)	7.125		03/30/19	41,342
145	Republic of Italy (Italy)	6.875		09/27/23	168,122

	Total Foreign Government Obligations (Cost $614,336)				652,862

	U.S. Government Agencies & Obligations (17.0%)
	Diversified Financial Services — FDIC Guaranteed (2.1%)
1,500	Citigroup Funding, Inc. (d)	2.25		12/10/12	1,530,267
1,880	General Electric Capital Corp. (Series G)	2.625		12/28/12	1,937,656
250	GMAC, Inc.	2.20		12/19/12	254,807

					3,722,730

	U.S. Government Agencies (1.6%)
680	Federal Home Loan Mortgage Corp.	4.875		06/13/18	734,261
	Federal National Mortgage Assoc.
600		2.875		12/11/13	618,471
880		4.375		10/15/15	948,307
345		6.625		11/15/30	423,798

					2,724,837

	U.S. Government Obligations (13.3%)
	U.S. Treasury Bonds
1,890		3.50		02/15/39	1,579,331
200		4.25		05/15/39	191,000
200		4.375		11/15/39	195,031
250		4.625		02/15/40	253,985
110		6.125		11/15/27	134,802
20		6.875		08/15/25	26,056
	U.S. Treasury Notes
2,700		0.75		11/30/11	2,700,211
1,500		0.875		02/29/12	1,499,829
1,000		1.375		09/15/12	1,005,313
3,000		1.50		12/31/13	2,963,907
2,500		1.75		03/31/14	2,479,492
6,100		2.375		10/31/14	6,137,173
495		2.50		03/31/15	497,552
480		2.625		12/31/14	487,125
250		2.75		02/15/19	235,567
1,360		3.625		08/15/19	1,362,338
750		3.75		11/15/18	766,231
500		4.375		08/15/12	537,656

					23,052,599

	Total U.S. Government Agencies & Obligations (Cost $29,667,802)				29,500,166

Morgan Stanley Balanced Fund*
Portfolio of Investments ▪ April 30, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

	Asset-Backed Securities (0.1%)
$88	ARI Fleet Lease Trust 2010-A A (144A) (c)	1.704	(e)%	08/15/18	$87,850
30	Brazos Student Finance Corp. 2010-1 A1	2.085	(e)	06/25/35	30,000

					117,850

125	GE Dealer Floorplan Master Note Trust 2009-2A A (144A) (c)	1.806	(e)	10/20/14	125,075

	Total Asset-Backed Securities (Cost $242,828)				242,925

	U.S. Government Agencies — Mortgage-Backed Securities (0.2%)
	Federal Home Loan Mortgage Corp. (PC) Gold (0.0%)
8		7.50		06/01/11-08/01/11	7,840

	Federal National Mortgage Assoc. (0.1%)
166		7.00		07/01/18-07/01/32	185,523

	Federal National Mortgage Assoc. (0.0%)
11		7.00		03/01/12-06/01/12	12,721

	Government National Mortgage Assoc. (0.1%)
68		8.00		04/15/26-08/15/26	78,637

	Total U.S. Government Agencies — Mortgage-Backed Securities (Cost $262,355)				284,721

	Short-Term Investments (3.1%)
	U.S. Government Obligation (0.0%)
70	U.S. Treasury Bill (Cost $69,999)(f)	0.152		05/06/10	69,999

NUMBER OF
SHARES (000)
	Investment Company (3.1%)
5,433	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $5,432,682)		5,432,682

	Total Short-Term Investments (Cost $5,502,681)		5,502,681

	Total Investments (Cost $169,289,691) (g)(h)	100.4%	174,292,884
	Liabilities in Excess of Other Assets	(0.4)	(776,040)

	Net Assets	100.0%	$173,516,844

ADR	American Depositary Receipt.

FDIC	Federal Deposit Insurance Corporation.

MTN	Medium Term Note.

PC	Participation Certificate.

(a)	Non-income producing security.

(b)	Securities with a total market value equal to $0 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Such fair value measurements may be Level 2 measurements if observable inputs are available.

(c)	Resale is restricted to qualified institutional investors.

(d)	For the three months ended April 30, 2010, the proceeds from sales of Citigroup, Inc., an affiliate of the Investment Adviser, Administrator and Distributor, was $204,885, including net realized gains of $19,597.

(e)	Floating rate security. Rate shown is the rate in effect at April 30, 2010.

(f)	A portion of this security has been physically segregated in connection with open futures contracts.

(g)	Securities have been designated as collateral in connection with open futures and swap contracts.

(h)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Balanced Fund*
Portfolio of Investments ▪ April 30, 2010 (unaudited) continued
Futures Contracts Open at April 30, 2010:

		DESCRIPTION,	UNDERLYING	UNREALIZED
NUMBER OF	LONG/	DELIVERY MONTH	FACE AMOUNT	APPRECIATION
CONTRACTS	SHORT	AND YEAR	AT VALUE	(DEPRECIATION)

15	Long	U.S. Treasury Notes 5 Year, June 2010	$1,737,891	$3,524
2	Long	U.S. Treasury Bonds 30 Year, June 2010	238,125	4,433
9	Short	U.S. Treasury Notes 10 Year, June 2010	(1,061,156)	(10,837)
40	Short	U.S. Treasury Notes 2 Year, June 2010	(8,703,125)	(13,572)

		Net Unrealized Depreciation		$(16,452)

Morgan Stanley Balanced Fund*
Portfolio of Investments ▪ April 30, 2010 (unaudited) continued
Credit Default Swap Contract Open at April 30, 2010:

SWAP								CREDIT
COUNTERPARTY &		NOTIONAL						RATING OF
REFERENCE	BUY/SELL	AMOUNT	INTEREST	TERMINATION	UNREALIZED	UPFRONT		REFERENCE
OBLIGATION	PROTECTION	(000’s)	RATE	DATE	APPRECIATION	PAYMENTS	VALUE	OBLIGATION+
Bank of America, N.A., Sealed Air Corp.	Buy	$40	1.12%	March 20, 2018	$1,407	—	$1,407	(unaudited) BB+

+	Credit rating as issued by Standard & Poors.

Morgan Stanley Balanced Fund*
Notes to the Portfolio of Investments ▪ April 30, 2010 (unaudited)
Fair Valuation Measurements
Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT APRIL 30, 2010 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKET FOR	OTHER SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
Common Stocks
Aerospace & Defense	$656,696	$656,696	—	—
Air Freight & Logistics	954,106	954,106	—	—
Automobiles	1,522,595	1,522,595	—	—
Beverages	899,029	899,029	—	—
Biotechnology	814,572	814,572	—	—
Capital Markets	3,452,281	3,452,281	—	—
Casino Gaming	0	—	—	$0
Chemicals	2,149,627	2,149,627	—	—
Commercial Banks	7,838,627	7,838,627	—	—
Commercial Services & Supplies	1,436,516	1,436,516	—	—

	FAIR VALUE MEASUREMENTS AT APRIL 30, 2010 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKET FOR	OTHER SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Communications Equipment	1,900,014	1,900,014	—	—
Computers & Peripherals	3,474,904	3,474,904	—	—
Diversified Financial Services	10,073,458	10,073,458	—	—
Diversified Telecommunication Services	1,080,342	1,080,342	—	—
Electric Utilities	4,899,185	4,899,185	—	—
Energy Equipment & Services	1,672,656	1,672,656	—	—
Food & Staples Retailing	4,840,176	4,840,176	—	—
Food Products	3,363,781	3,363,781	—	—
Health Care Equipment & Supplies	1,660,790	1,660,790	—	—
Health Care Providers & Services	2,316,366	2,316,366	—	—
Household Durables	1,402,336	1,402,336	—	—
Industrial Conglomerates	7,169,746	7,169,746	—	—
Information Technology Services	1,364,703	1,364,703	—	—
Insurance	6,295,581	6,295,581	—	—
Internet Software & Services	3,773,958	3,773,958	—	—
Machinery	2,427,504	2,427,504	—	—
Media	9,267,703	9,267,703	—	—
Metals & Mining	830,830	830,830	—	—
Oil, Gas & Consumable Fuels	14,476,271	14,476,271	—	—
Personal Products	624,262	624,262	—	—
Pharmaceuticals	9,246,284	9,246,284	—	—
Professional Services	1,357,430	1,357,430	—	—
Semiconductors & Semiconductor Equipment	2,119,670	2,119,670	—	—
Specialty Retail	3,631,969	3,631,969	—	—
Wireless Telecommunication Services	1,671,660	1,671,660	—	—

Total Common Stocks	120,665,628	120,665,628	—	—

Corporate Bonds	17,443,901	—	$17,443,901	—
Foreign Government Obligations	652,862	—	652,862	—
U.S. Government Agencies & Obligations	29,500,166	—	29,500,166	—
Asset-Backed Securities	242,925	—	242,925	—
U.S. Government Agencies — Mortgage-Backed Securities	284,721	—	284,721	—
Short-Term Investments
U.S. Government Obligation	69,999	—	69,999	—
Investment Company	5,432,682	5,432,682	—	—

Total Short-Term Investments	5,502,681	5,432,682	69,999	—

Futures	7,957	7,957	—	—
Credit Default Swaps	1,407	—	1,407	—

Total	$174,302,248	$126,106,267	$48,195,981	—

Liabilities:
Futures	$(24,409)	$(24,409)	—	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of April 30, 2010, the Fund did not have any investments transfer between valuation levels. As of April 30, 2010, the Fund held one level 3 security with a value of $0 for the entire period.
Valuation of Investments — (1) An equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) credit default/interest rate swaps are marked-to-market daily based upon quotations from market makers; (7) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and ask price; (8) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (9) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (10) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (11) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

*   On June 1, 2010, Invesco Ltd., a leading independent global investment management company, completed its purchase of substantially all of the retail asset management business of Morgan Stanley (the “Transaction”). In contemplation of the Transaction, the Trustees of the Fund approved an Agreement and Plan of Reorganization (the “Reorganization”), pursuant to which substantially all of the assets of the Fund would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the “New Fund”). On May 11, 2010, the Reorganization was approved by the shareholders of the Fund at a special meeting of shareholders. On June 1, 2010, the Reorganization was completed and shareholders of the Fund received shares of the New Fund in exchange for their shares of the Fund. In addition, effective June 17, 2010, the Audit Committee of the Board of [Trustees] appointed, and the Board of Trustees ratified thereafter and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm of the New Fund.

Item 2. Controls and Procedures.
(a)	As of June 25, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 25, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Counselor Series Trust (Invesco Counselor Series Trust)

By:	/s/ Philip A. Taylor

Philip A. Taylor
Principal Executive Officer

Date:	June 29, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date:	June 29, 2010

By:	/s/ Sheri Morris

Sheri Morris
Principal Financial Officer

Date:	June 29, 2010